Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Domestic	$ (2,016,925)	$ 12,732,735
Foreign		415,553
Operating loss carryforward	25,983,714	28,000,639
Accrued interest
Penalties related to uncertain tax positions
Internal Revenue Code [Member]
Income Taxes [Line Items]
Ownership percentage	5.00%
Internal Revenue Code [Member] | Shareholders [Member]
Income Taxes [Line Items]
Ownership percentage	5.00%
Corporation [Member] | Internal Revenue Code [Member]
Income Taxes [Line Items]
Ownership percentage	50.00%